Fair Value Measurements of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Estimated Fair Value	$ 1.3	$ 23.3	$ 42.2
Carrying Value
Fair Value Measurements Of Financial Instruments [Line Items]
Long-term debt and other, Carrying Value	2,675.2	2,683.5	2,346.6
Carrying Value | Libor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Carrying Value	0.8	16.7	34.3
Carrying Value | Euribor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Carrying Value	0.3	6.4	7.6
Carrying Value | Tibor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Carrying Value	0.2	0.2	0.3
Estimated Fair Value
Fair Value Measurements Of Financial Instruments [Line Items]
Long-term debt and other, Estimated Fair Value	2,771.4	2,644.6	2,306.7
Estimated Fair Value | Libor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Estimated Fair Value	0.8	16.7	34.3
Estimated Fair Value | Euribor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Estimated Fair Value	0.3	6.4	7.6
Estimated Fair Value | Tibor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Estimated Fair Value	$ 0.2	$ 0.2	$ 0.3